ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities are referred to in this report as
"we", "us", "our", or "the Company".
We are principally engaged in hybrid crop seed development, production and distribution business.

On September 26, 2016, we entered into a Master Transaction Agreement (the “Master Agreement”) with Beijing Shihui Agricultural Development Co., Ltd. ( “Beijing Shihui” or the “Buyer”, a related party being controlled by close family members of the Company’s Chairman), formerly known as Beijing Shihui Agricultural Ltd., under which the Buyer agreed to purchase the corn seed production and distribution assets, the office building in Beijing, China, and generally the business of commercial corn seed production and sales now operated by the Company. On July 31, 2017, we completed the sale of 100% equity ownership interest in Changchun Origin Seed Technology Development Limited (“Changchun Origin”), 98.58% equity ownership interest in Denong Zhengcheng Seed Limited (“Denong”), 100% equity ownership interest in Linze Origin Seed Limited and Linze Branch of Beijing Origin Seed Limited (“Linze Origin”). On August 31, 2017, we transferred the control of Zhengzhou Branch of Beijing Origin Seed Limited (“Zhengzhou Branch”) to Beijing Shihui pursuant to a Management Agreement.

On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement (“Termination Agreement”) with Beijing Shihui to terminate that certain Master Agreement, dated as of September 26, 2016, by and among the Company, Beijing Shihui, and certain subsidiaries of the Company. Pursuant to the Termination Agreement, the Company and Beijing Shihui agreed to terminate the Master Agreement and not to pursue the second closing contemplated under the Master Agreement. As a result of the Termination Agreement, the Company will not transfer certain assets, including the headquarters building of the Company located in Beijing, PRC and certain other assets, to Beijing Shihui, meanwhile, the transfer of control of Zhengzhou Branch was rewound as a result of termination of the Management Agreement on September 21, 2018. For additional information, see note 4 - Discontinued Operations.

As of September 30, 2018, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

Beijing Origin State Harvest Biotechnology Limited (“BioTech”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Origin Agritech USA LLC (“Origin USA”)	August 12, 2016	United States of America (“USA”)	100%	Hybrid seed technology development

Beijing State Harvest Zhongying Network Technology Limited (“Zhongying Network”)	April 27, 2018	PRC	100%	Selling agricultural seed products, other agricultural inputs, foods, household products, and other consumer products on e-commerce platform

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development, production and distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (note (i)) (“Xinjiang Origin”)	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

Henan Aoyu Zhongye Limited (note (i)) (“Aoyu Zhongye”)	July 16, 2018	PRC	51%	Agricultural seed products distribution through e-commune network

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Xinjiang Originbo Seed Company Limited, Zhengzhou Branch of Beijing Origin Seed Limited and Aoyu Zhongye are collectively referred to as “Beijing Origin”.

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established BioTech, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Beijing Origin. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

As discussed above in “Foreign Ownership Restrictions,” under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to
49
% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than
49
% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 97.96% voting rights by the shareholders of Beijing Origin through a consignment agreement which includes the following terms: (1) The shares of Beijing Origin cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Beijing Origin and (3) The shareholder rights including voting rights require the transfer of the shares of Beijing Origin to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Technical Service Agreements

Beijing Origin entered into Technical Service Agreements with BioTech dated December 25, 2004. Under these agreements, BioTech shall provide, with its own technical research resource and team, technical services for the production and distribution of agricultural seeds during the period of the agreements. In return, Beijing Origin is required to pay BioTech service fee calculated according to the weight of corn, rice and cotton seeds sold by the Beijing Origin.

Through the contractual agreements described above, State Harvest is deemed the sole beneficiary of Beijing Origin resulting in Beijing Origin being deemed a subsidiary of State Harvest under the requirements of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810-10-05. The agreements described above provided for effective control of Beijing Origin to be transferred to State Harvest at December 25, 2004. Neither State Harvest nor BioTech had any operating activity prior to entering into the consignment agreements with Beijing Origin. In substance, State Harvest has substantially all the same shareholders of Beijing Origin. This transaction has been accounted for on a basis similar to reorganization between entities under common control. Accordingly, State Harvest’s consolidated financial statements are prepared by including the consolidated financial statements of Beijing Origin through December 24, 2004, and subsequently the Company’s consolidated financial statements include the financial statements of State Harvest, its majority owned subsidiary and Beijing Origin through the date of the Share Exchange Transaction.

Risks in relation to the VIE structure

Four of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2017 and 2018 are as follows:

Risks in relation to the VIE structure

	September 30,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	2,848	1,826	265
Due from related party	33,300	129,506	18,826
Accounts receivable	24	-	-
Advances to suppliers	5,293	1,188	173
Inventories	41,914	81,903	11,906
Other current assets	1,306	213	31
Total current assets	84,685	214,636	31,201
Land use rights, net	19,108	16,564	2,408
Plant and equipment, net	177,282	172,760	25,113
Equity investments	18,721	16,347	2,376
Acquired intangible assets, net	8,585	2,024	294
Other assets	4,196	1,202	175
Total assets	312,577	423,533	61,567
LIABILITIES
Current liabilities
Short-term borrowings	15,000	-	-
Current portion of long-term borrowings	35,504	78,235	11,373
Accounts payable	1,451	7,952	1,156
Due to growers	6,535	7,984	1,161
Due to related parties	10,000	291,882	42,430
Advances from customers	1,866	5,959	866
Other payables and accrued expenses	30,454	37,295	5,421
Current liabilities of discontinued operations	22,640	-	-
Total current liabilities	123,450	429,307	62,407
Long-term borrowings	56,769	-	-
Other long-term liability	20,468	21,278	3,093
Total liabilities	200,687	450,585	65,500

As of September 30, 2017 and 2018, consolidated assets of RMB42,978 and RMB37,415, respectively, are collateral for the VIE’s obligations. These consolidated assets consisted of land use right of RMB5,258, and RMB2,177 and plant and equipment of RMB37,720 and RMB35,238 as of September 30, 2017 and 2018, respectively.

The consolidated revenues of the Company generated from the VIE and its subsidiaries for the year ended September 30, 2016 and 2017 are 99.86% and 100.00% respectively, which are reported in discontinued operations. The consolidated revenues of the Company generated from the VIE and its subsidiaries for the year ended September 30, 2018 is 99.27%, of the total revenues, which RMB12,833 is reported in continuing operations. The VIE and its subsidiaries also account for 96.43% and 98.47% of the total assets of the Company as at September 30, 2017 and 2018, respectively.